Income Taxes (Schedule of Components of Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current income tax expense	$ 51,215	$ 54,142	$ 31,873
Deferred income tax expense (benefit)	2,099	5,499	(9,057)
Income tax expense	$ 53,314	$ 59,641	$ 22,816